Organization and Description of Business	12 Months Ended
Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Description of Business

1. Organization and Description of Business

Description of the Business

Humanigen, Inc. (the “Company”) was incorporated on March 15, 2000 in California and reincorporated as a Delaware corporation in September 2001 under the name KaloBios Pharmaceuticals, Inc. Effective August 7, 2017, the Company changed its legal name to Humanigen, Inc.

During February 2018, the Company completed the restructuring transactions announced in December 2017 and furthered its transformation into a clinical-stage biopharmaceutical company.

During 2019, the Company completed its transformation into a clinical stage biopharmaceutical company, developing its clinical stage immuno-oncology and immunology portfolio of monoclonal antibodies. The Company is focusing its efforts on the development of its lead product candidate, lenzilumab, through a clinical collaboration agreement (the “Kite Agreement”) with Kite Pharmaceuticals, Inc., a Gilead company (“Kite”) to study the effect of lenzilumab on the safety of Yescarta®, axicabtagene ciloleucel (“Yescarta” or “Yescarta®”) including cytokine release syndrome (CRS), which is sometimes also referred to as cytokine storm, and neurotoxicity,with a secondary endpoint of increased efficacy. The Company believes that this study, designated the nomenclature ‘ZUMA-19’, may be the basis for registration of lenzilumab given the similar trial design to the Yescarta’s and Novartis’ Kymriah® (“Kymriah” or “Kymriah®”) registration trials.

The Company is also exploring the effectiveness of its GM-CSF neutralization technologies (either through the use of lenzilumab as a neutralizing antibody or through GM-CSF gene knockout) in combination with other CAR-T, T-cell engaging, and immunotherapy treatments to break the efficacy/toxicity linkage, including the prevention and/or treatment of graft-versus-host disease (“GvHD”) while preserving graft-versus-leukemia (“GvL”) benefits in patients undergoing allogeneic HSCT. In this context, GvHD is akin to CRS, or cytokine storm and the Company believe the mechanism to be driven by GM-CSF levels. The recent coronavirus pandemic which is due to the SARS-CoV-2 virus and leads to the condition referred to as COVID-19, is characterized in the later and sometimes fatal stages by lung dysfunction which is triggered by CRS, or cytokine storm. Recent publications point to GM-CSF being a key cytokine, with elevated levels especially in those patients who transition to the Intensive Care Unit (ICU).The Company has established several partnerships with leading institutions to advance its innovative pipeline and is in active discussion with several government and commercial organizations.

The Company believes that it has a dominant intellectual property position in the area of GM-CSF neutralization through multiple approaches and mechanisms, as they pertain to CAR-T, GvHD and multiple other oncology/transplantation, inflammation, fibrosis and autoimmune conditions which may be driven by GM-CSF.

The Company has also advanced its preclinical next-generation cell and gene therapies for the treatment of cancers via its novel human granulocyte-macrophage colony-stimulating factor (“GM-CSF”) neutralization and gene-knockout platforms.

As a leader in GM-CSF pathway science, the Company believes that it has the ability to transform prevention of CRS in SARS-CoV-2 infection. The virus associated with the current COVID-19 pandemic, SARS-Cov-2, is one of a group of several betacoronaviruses, which includes the viruses responsible for Severe Acute Respiratory Syndrome (SARS-CoV) and Middle East Respiratory Syndrome (MERS-CoV). These viruses infect predominantly the lower lung and cause fatal pneumonia. Other coronaviruses infect the upper respiratory tract and cause some cases of the common cold. The clinical course of COVID-19 can be mistaken for influenza infection – patients in both cases often suffer from aches and pains throughout the body, fever, cough and general malaise. COVID-19 is not typically associated with a productive cough – rather it tends to be a dry cough – and sneezing is less common. A nasal or throat swab can be used to test for SARS-CoV-2 infection, and blood tests can be run to check for viral titers. Travel to areas where COVID-19 appears to have a large number of cases and exposure to people who are known to have suffered from the condition or carriers of SARS-CoV-2 also increases the clinical suspicion of possible infection. Data generated during the SARS and MERS outbreaks point to cytokine storm as a phase of the illness which is characterized by an immune hyperactive phase, which then can progress to lung dysfunction and death. The natural history of SARS infection shows viral load actually decreases as patients enter the second phase.

Recent data from China and the subject of a pre-publication titled “Aberrant pathogenic GM-CSF+ T cells and inflammatory CD14+CD16+ monocytes in severe pulmonary syndrome patients of a new coronavirus”, supports the hypothesis that cytokine storm-induced immune mechanisms have contributed to patient mortality with the current pandemic strain of coronavirus.

The severe clinical features associated with some COVID-19 infections result from an inflammation-induced lung injury requiring Intensive Care Unit (ICU) care and mechanical ventilation. This lung injury is a result of a cytokine storm resulting from a hyper-reactive immune response. The lung injury that leads to death is not directly related to the virus, but appears to be a result of a hyper-reactive immune response to the virus triggering a cytokine storm that can continue even after viral titers begin to fall.

The authors of the study assessed samples from patients with severe pneumonia resulting from COVID-19 infection to identify whether inflammatory factors such as GM-CSF, G-CSF, IL-6, MCP-1, MIP 1 alpha, IFN-gamma and TNF-alpha were implicated. The authors noted that steroid treatment in such cases has been disappointing in terms of outcome, but suggested that a monoclonal antibody that targets GM-CSF may prevent or curb the hyper-active immune response caused by COVID-19 in this setting. The Company believes that the authors’ findings are worthy of further investigation, suggesting that to reduce or eradicate ICU care and prevent deaths from COVID-19 infection, an intervention may be needed to prevent cytokine storm.

Separate publications confirm that cytokine storm is characterized by surge of high levels of circulating inflammatory cytokines, and is an overreaction of the immune system under the conditions, such as CAR-T therapy and patients infected with SARS-CoV-2. These recent studies revealed that high levels of GM-CSF, along with a few other cytokines, are critically associated with severe clinical complications in COVID-19 patients. High concentration of GM-CSF was found in the plasma of severe and critically ill patients, which account for approximately 20% of all patients, especially in those requiring intensive care.

Lenzilumab has been shown to prevent cytokine storm in animal models and this work has been published in peer reviewed journals. Patients are expected to be enrolled soon in a clinical study to determine lenzilumab’s effect on cytokine storm associated with the hyper-active immune response associated with CAR-T therapy in collaboration with Kite Pharma.

The Company believes these new data suggest that GM-CSF may be a critical triggering cytokine in the increased mortality in the current coronavirus pandemic. A potential program in COVID-19 to prevent cytokine storm is complementary to the programs in CAR-T and GvHD, which are also focused on preventing or reducing cytokine storm in those disease states.

As a leader in GM-CSF pathway science, the Company believes that it has the ability to transform chimeric antigen receptor T-cell (“CAR-T”) therapy and a broad range of other T-cell engaging therapies, including both autologous and allogeneic cell transplantation. There is a direct correlation between the efficacy of CAR-T therapy and the incidence of life-threatening toxicities (referred to as the efficacy/toxicity linkage).

The Company believes that its GM-CSF neutralization and gene-editing CAR-T platform technologies have the potential to reduce the inflammatory cascade associated with serious and potentially life-threatening CAR-T therapy-related side-effects while preserving and potentially improving the efficacy of the CAR-T therapy itself, thereby breaking the efficacy/toxicity linkage. Clinical correlative analysis and preclinical in-vivo evidence points to GM-CSF as the key initiator of the inflammatory cascade resulting in CAR-T therapy’s side-effects, including cytokine release syndrome (“CRS) and neurotixicity (“NT”). GM-CSF has also been linked to the suppressive myeloid cell axis through recruitment of myeloid derived suppressor cells (“MDSC’s”) that reduce CAR-T cell expansion and hamper CAR-T cell efficacy. The Company’s strategy is to continue to pioneer the use of GM-CSF neutralization and GM-CSF gene knockout technologies to improve efficacy and prevent or significantly reduce the serious side-effects associated with CAR-T therapy.

The Company believes that its GM-CSF pathway science, assets and expertise create two technology platforms to assist in the development of next-generation CAR-T therapies. Lenzilumab, the Company’s proprietary Humaneered anti-GM-CSF immunotherapy, has the potential to be used in combination with any U.S. FDA-approved or development stage T-cell therapies, including CAR-T therapy, as well as in combination with other cell therapies such as hematopoietic stem cell therapy (“HSCT”), to make these treatments safer and more effective.

The Company has utilized a precision medicine approach and personalized the development of lenzilumab based on specific genetic mutations or biomarkers at baseline. The Company recently reported on a Phase I study of lenzilumab as monotherapy in refractory chronic myelomonocytic leukemia (CMML) and is now planning a potential Phase II study of lenzilumab in combination with azacitidine (current standard therapy) in newly diagnosed CMML patients with certain genetic mutations. The Company is also planning a potential Phase II/III study focused on early intervention with lenzilumab in patients at high risk for acute Graft versus Host Disease (GvHD) based on specific biomarkers. The Company has also reported on a Phase II study in severe asthma utilizing lenzilumab. In addition, the Company’s GM-CSF knockout gene-editing CAR-T platform has the potential to create next-generation CAR-T therapies that may inherently avoid any efficacy/toxicity linkage, thereby potentially preserving the benefits of the CAR-T therapy while reducing or altogether avoiding its serious and potentially life-threatening side-effects.

The Company’s immediate focus is combining FDA-approved and development stage CAR-T therapies with lenzilumab, its lead product candidate. A clinical collaboration with Kite was recently announced to evaluate the use of lenzilumab with Yescarta in a multicenter clinical trial (ZUMA-19) in adults with relapsed or refractory large B-cell lymphoma.

The Company is also creating next-generation combinatory gene-edited CAR-T therapies using strategies to improve efficacy while employing GM-CSF gene knockout technologies to control toxicity. This includes developing its own portfolio of proprietary first-in-class EphA3-CAR-Ts for various solid cancers and EMR1-CAR-Ts for various eosinophilic disorders.

Lenzilumab

Lenzilumab neutralizes human GM-CSF and has the potential to prevent or reduce certain serious side-effects associated with CAR-T therapy (CRS and neurotoxicity) and improve upon the efficacy of CAR-T therapy. The Company believes this same mechanism to be the causation of CRS/cytokine storm which precedes the decline in lung function seen with severe cases of COVID-19. Preclinical data generated in collaboration with the Mayo Clinic, which was published in ‘blood®’, a premier journal in hematology, indicates that the use of lenzilumab in combination with CAR-T therapy may also enhance the proliferation and improve the efficacy of CAR-T therapy. This may also result in durable, or longer term, responses in CAR-T therapies.

There are currently no products approved by the FDA for the prevention of CRS/cytokine storm associated with COVID-19. Also there are currently no products approved by the FDA for the prevention of CAR-T therapy-related side effects, nor are there any approved therapies for the treatment of CAR-T therapty related NT. The Company is continuing to advance the development of lenzilumab in combination with CAR-T therapy through a non-exclusive clinical collaboration with Kite, pursuant to which we are conducting a multi-center Phase Ib/II study (the “Study”) of lenzilumab with Kite’s Yescarta in patients with relapsed or refractory B-cell lymphoma, including diffuse large B-cell lymphoma (“DLBCL”). The Study has been designated the nomenclature ‘ZUMA-19’, consistent with the other Kite CAR-T studies, which also receive a ‘ZUMA’ designation. The primary objective of ZUMA-19 is to determine the effect of lenzilumab on the safety and efficacy of Yescarta. Kite’s Yescarta is one of two CAR-T therapies that have been approved by the FDA and is the CAR-T therapy market leader, and our collaboration with Kite is currently the only clinical collaboration which is now enrolling patients with the potential to improve both the safety and efficacy of CAR-T therapy. The Company also plans to measure other potentially beneficial effects on efficacy and healthcare resource utilization. In addition, lenzilumab’s success in preventing serious and potentially life-threatening side-effects could offer economic benefits to medical system payers by making the CAR-T therapy capable of being administered, and follow-up care subsequently monitored and managed, potentially on an out-patient basis in certain patients and circumstances. In turn, the Company believes that delivering such provider and payer benefits might accelerate the use of the CAR-T therapy itself, and thereby permit us to generate further revenues from sales of lenzilumab.

In addition to COVID-19 and CAR-T therapy, the Company is committed to advancing its diverse platform for GM-CSF axis suppression for a broad range of other T-cell engaging therapies, including both autologous and allogeneic next generation CAR-T therapies, bi-specific antibody therapies, as well as other cell-based immunotherapies in development, including allogeneic HSCT, with our current and future partners.

In July 2019, the Company entered into the “Zurich Agreement” with the University of Zurich, Switzerland (“UZH”). Under the Zurich Agreement, the Company has in-licensed certain technologies that it believes may be used to prevent or treat GvHD, thereby expanding its development platform to include improving the safety and effectiveness of allogeneic HSCT, a potentially curative therapy for patients with hematological cancers. There are currently no FDA-approved agents for the prevention of GvHD nor treatment of GvHD in patients identified as high risk by certain biomarkers. the Company believes that GM-CSF neutralization with lenzilumab has the potential to prevent or treat GvHD without compromising, and potentially improving, the beneficial graft-versus-leukemia (“GvL”) effect in patients undergoing allogeneic HSCT, thereby making allogeneic HSCT safer. Several recent papers have been published which support this approach, including in Science Translational Medicine in November 2018 and in ‘blood advances’ in October 2019.

The Company aims to position lenzilumab as a necessary companion product to any allogeneic HSCT and as a part of the standard pre-conditioning that all patients receiving allogeneic HSCT should receive or as an early treatment option in patients identified as high risk for GvHD. Given its interest in developing lenzilumab to prevent CRS/cytokine storm in COVID-19 as well as in the treatment of rare cancers and other orphan conditions such as GvHD, the Company believes that it has the opportunity to benefit from various regulatory incentives, such as orphan drug exclusivity, breakthrough therapy designation, fast track designation, priority review and accelerated approval.

GM-CSF Gene Knockout

The Company is advancing its GM-CSF knockout gene-editing CAR-T platform through the Mayo Agreement that it entered into in June 2019 with the Mayo Foundation. Under the Mayo Agreement, the Company has in-licensed certain technologies that it believes may be used to create CAR-T cells lacking GM-CSF expression through various gene-editing tools, including CRISPR-Cas9. The Company believes that its GM-CSF knockout gene-editing CAR-T platform has the potential to create next-generation CAR-T therapies that improve the efficacy and safety profile of CAR-T therapy. In addition, the Company has and continues to file intellectual property encompassing a broad range of gene-editing approaches related to GM-CSF knockout.

Preclinical data indicates that GM-CSF gene knockout CAR-T cells show improved overall survival in animals compared to wild-type CAR-T cells in addition to the expected benefits of reduced serious side-effects associated with CAR-T therapy. The Company is establishing a platform of next-generation combinatorial gene knockout CAR-T cells that have potential to be applied across both autologous and allogeneic approaches and is also investigating multiple CAR-T cell designs using precise dual and triple gene editing to significantly enhance the anti-tumor activity while simultaneously preventing CAR-T therapy induced toxicities. Through targeted gene expression and modulating cytokine activation signaling, the Company may be able to increase the proportion of fitter T-cells produced during expansion, increase their proliferative potential, and inhibit activation-induced cell death, thereby improving the cancer killing activity of our engineered CAR-T cells thereby making them more effective and safer in the treatment of cancers. Initial data were published in an abstract that was presented at the December 2019 American Society of Hematology (ASH) meeting and also won an ASH Abstract Achievement award.

The Company plans to continue development of this technology in combination approaches that could add to the observed efficacy benefits of current generation CAR-T products. In addition, the Company anticipates that its GM-CSF knockout gene-editing CAR-T platform may be a future backbone for controlling the serious side-effects that hamper CAR-T therapy that lead to serious and sometimes fatal outcomes for patients as a result of the CAR-T therapy itself.

EphA3-CAR: Targeting Tumor Stroma and Tumor Vasculature

The Company has begun to generate its own pipeline of CAR-T therapies including an EphA3-CAR-T based on the ifabotuzumab v-region and backbone. Ifabotuzumab is a Humaneered anti-EphA3 monoclonal antibody. Ifabotuzumab has the potential to kill tumor cells by targeting tumor stroma that protects them and the vasculature that feeds them. This unique combination of activities as a backbone of a CAR-T therapy may provide the potential to generate durable responses in a range of solid tumors by targeting the tissues that surround, protect, and nourish a growing cancer.

By developing an EphA3-CAR-T using ifabotuzumab as the backbone, the Company may have the ability to target the tumor, tumor stroma, and tumor vasculature in a novel manner. The Company is collaborating with the Mayo Clinic and plans to move to clinical testing with an anti-EphA3 construct for a range of cancer types after completing IND-enabling work. The Company has published initial data from its Phase I study in an abstract that was accepted for the November 2019 Society of Neuro-Oncology (SNO) meeting, showing data in glioblastoma multiforme, a form of brain cancer.

EMR1-CAR: Targeting Eosinophils

The Company’s EMR1-CAR-T product is based on the HGEN005 (anti-EMR1 Humaneered monoclonal antibody) backbone and targets EMR1. Our EMR1-CAR-T based on the HGEN005 backbone is another approach in our growing platform of CAR-T therapies. The Company believes that because of its high selectivity, EMR1-CAR-T has significant potential to treat serious eosinophil diseases.

In preclinical work, HGEN005’s anti-EMR1 activity resulted in dramatically enhanced killing of eosinophils from normal and eosinophilic donors and also induced a rapid and sustained depletion of eosinophils in a non-human primate model without any clinically significant adverse events. The Company has engaged with NIH to discuss expanding the initial work they have conducted utilizing HGEN005 and discussions are underway with a leading center in the U.S. to perform the IND-enabling testing in eosinophilic leukemia, an orphan condition with significant unmet need, as well as with several other potential partners, although there is no assurance that it will reach any agreements for these next steps.

Liquidity and Going Concern

The Company has incurred significant losses since its inception in March 2000 and had an accumulated deficit of $284.9 million as of December 31, 2019. At December 31, 2019, the Company had a working capital deficit of $13.1 million.

During March, April and May of 2019, the Company received aggregate proceeds of $324,000 from the exercise of stock options by our Chairman and Chief Executive Officer and two other members of our Board of Directors.

Commencing on April 23, 2019, the Company delivered a series of convertible promissory notes (the “2019 Convertible Notes”) evidencing an aggregate of $1.3 million of loans made to the Company by eleven different lenders. See Note 6 for further description of the 2019 Convertible Notes.

On June 28, 2019, the Company received aggregate proceeds of $1.7 million from bridge loans made to the Company (the “June Bridge Notes”) by three different lenders including Dr. Cameron Durrant, the Company’s Chairman and Chief Executive Officer; Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder; and Nomis Bay LTD, our second largest shareholder. See Note 6 for further description of the June Bridge Notes.

On November 12, 2019, the Company received aggregate proceeds of $350,000 from bridge loans made to the Company (the “November Bridge Notes”) by two parties, including Dr. Cameron Durrant, the Company’s Chairman and Chief Executive Officer and Cheval Holdings, Ltd., an affiliate of Black Horse Capital, L.P., the Company’s controlling stockholder. See Note 6 for further description of the November Bridge Notes.

During the month of December 2019, the Company received aggregate proceeds of approximately $186,000 from the issuance of common stock to Lincoln Park Capital under the Purchase Agreement. See Note 9 for further description of the Purchase Agreement.

To date, none of the Company’s product candidates has been approved for sale and therefore the Company has not generated any revenue from product sales. Management expects operating losses to continue for the foreseeable future. The Company will require additional financing in order to meet its anticipated cash flow needs during the next twelve months. As a result, the Company will continue to require additional capital through equity offerings, debt financing and/or payments under new or existing licensing or collaboration agreements. If sufficient funds are not available on acceptable terms when needed, the Company could be required to significantly reduce its operating expenses and delay, reduce the scope of, or eliminate one or more of its development programs. The Company’s ability to access capital when needed is not assured and, if not achieved on a timely basis, could materially harm its business, financial condition and results of operations. These conditions raise substantial doubt about the Company’s ability to continue as a going concern.

The Consolidated Financial Statements for the twelve months ended December 31, 2019 were prepared on the basis of a going concern, which contemplates that the Company will be able to realize assets and discharge liabilities in the normal course of business. The ability of the Company to meet its total liabilities of $14.8 million at December 31, 2019 and to continue as a going concern is dependent upon the availability of future funding. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.